Equity - Share options, rollforward (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Options Outstanding (in shares) | shares	5,133,461	4,828,173
Options granted (in shares) | shares	1,317,521	1,675,640
Options exercised (in shares) | shares	(2,234,997)	(945,022)
Options forfeited (in shares) | shares	(94,336)	(400,663)
Options expired (in shares) | shares	(5,500)	(24,667)
Options Outstanding (in shares) | shares	4,116,149	5,133,461
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.45	$ 2.01
Weighted average exercise price of options granted (in usd per share) | $ / shares	3.19	3.27
Weighted average exercise price of options exercise (in usd per share) | $ / shares	2.12	1.66
Weighted average exercise price of options forfeited (in usd per share) | $ / shares	2.46	2.22
Weighted average exercise price of options expired (in usd per share) | $ / shares	1.26	1.35
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.87	$ 2.45